Income Taxes - Summary of (Loss) Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
United Kingdom	$ (8,162)	$ 942	$ 5,955
Foreign	4,923	(3,321)	(5,518)
(Loss) income before income taxes	$ (3,239)	$ (2,379)	$ 437